Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2012
Redeemable Convertible Preferred Stock
Schedule of the Company's Preferred Stock

   The Company's Preferred Stock consisted of the following (in thousands, except share and per share data):

	December 31,
	2011	2012
Series A Preferred Stock, $0.001 par value: 26,069,980 shares authorized, 6,410,976 shares issued and outstanding at December 31, 2011 and 2012 and 6,457,644 shares at June 30, 2013, at redemption value(1)	$62,049	$66,665
Series B Preferred Stock, $0.001 par value: 16,944,378 shares authorized, 4,204,185 shares issued and outstanding at December 31, 2011 and 2012, at redemption value(2)	61,464	67,044
Series C Preferred Stock, $0.001 par value: 11,923,077 shares authorized, 2,978,062 shares issued, and outstanding at December 31, 2011 and 2012, at redemption value(2)	54,320	59,909
Series C-1 Preferred Stock, $0.001 par value: 2,014,652 shares authorized, 457,875 issued, and outstanding at December 31, 2011 and 2012, at redemption value	8,479	9,387
Series D Preferred Stock, $0.001 par value: 955,414 shares authorized, 234,940 shares issued, and outstanding at December 31, 2011 and 2012, at redemption value(2)	3,657	4,325
Series D-1 Preferred Stock, $0.001 par value: 2,802,548 shares authorized, 636,942 issued and outstanding at December 31, 2011 and 2012, at redemption value	10,128	11,864
Series E Preferred Stock, $0.001 par value: 3,662,422 shares authorized, 816,060 shares issued and outstanding at December 31, 2011 and 2012, at redemption value(2)	10,934	13,393
Series F Preferred Stock, $0.001 par value: 9,704,756 shares authorized, 2,426,171 issued and outstanding at December 31, 2011 and 2012, at redemption value(2)	30,518	36,023

Total redeemable convertible preferred stock	$241,549	$268,610

(1)
On February 6, 2013, the warrant holder exercised a warrant to purchase 106,500 shares of Series A Preferred Stock on a net basis, resulting in the issuance of 46,668 shares of Series A Preferred Stock.

(2)
On March 13, 2013, the Company retired 139,741 shares of Series B Preferred Stock, 21,744 shares of Series C Preferred Stock, 2,906 shares of Series D Preferred Stock, 13,103 shares of Series E Preferred Stock and 4,825 shares of Series F Preferred Stock as a consequence of a repurchase of shares from an investor.